Share-based compensation - Schedule of Performance Criteria and Weight of Long Term Incentive Plans (Details)	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	1
Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.30
Strategic value drivers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.30
Technology Leadership Index
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.20
ESG measures
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.20